RIGHTS PLAN (Detail Textuals)	1 Months Ended
	May 16, 2016 Right $ / shares	Apr. 27, 2016 Right	Sep. 30, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Rights Plan [Line Items]
Common stock dividend right | Right		1
Maximum beneficial ownership percentage		4.99%
Additional maximum ownership percentage allowed		1.00%
Preferred stock par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Series B Junior Participating Preferred Stock
Rights Plan [Line Items]
Common stock dividend right | Right	1
Preferred stock par value (in dollars per share)	$ 0.01
Purchase price (in dollars per share)	$ 5.00